Fair value of financial instruments (Summary of Changes in Fair Value of Contingent Consideration) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair value of financial instruments
Fair value Beginning Balance	$ (6,327)	$ 0
Acquisition of Clear Voice		(4,240)
Change in fair value	257	(2,087)
Fair value Ending Balance	$ (6,070)	$ (6,327)